Incentive Compensation Plans (Restricted Stock Units) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of period
Granted	1,500
Canceled
Vested
Unvested at end of period	1,500